Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 3, 2020
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2020
Effective immediately, the lead-in disclosure under the subsection “Principal Risks” in the “Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced with the following:
An investment in the Fund involves risks, including Market Risk, Multi-Adviser Risk, Growth Securities Risk, Quantitative Model Risk, and Sector Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The rest of each section remains the same.
Effective immediately, the third and fourth paragraphs under the subsection "Performance Information" in the "Summary of the Fund" section of the Fund's Prospectus are hereby superseded and replaced with the following:
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for such share class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017, and of the Fund's Class Inst shares for the period from January 3, 2017 through the inception date of such share class. Additionally, the returns shown in the bar chart include the performance of the Fund’s Class A shares for the period from January 1, 2013 through January 2, 2017 (performance of Class Inst shares is shown for all other periods since the Fund no longer offers Class A shares). Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The rest of the section remains the same.

Multi-Manager Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 3, 2020
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2020
Effective immediately, the lead-in disclosure under the subsection “Principal Risks” in the “Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced with the following:
An investment in the Fund involves risks, including Market Risk, Multi-Adviser Risk, Growth Securities Risk, Quantitative Model Risk, and Sector Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The rest of each section remains the same.
Effective immediately, the third and fourth paragraphs under the subsection "Performance Information" in the "Summary of the Fund" section of the Fund's Prospectus are hereby superseded and replaced with the following:
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for such share class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017, and of the Fund's Class Inst shares for the period from January 3, 2017 through the inception date of such share class. Additionally, the returns shown in the bar chart include the performance of the Fund’s Class A shares for the period from January 1, 2013 through January 2, 2017 (performance of Class Inst shares is shown for all other periods since the Fund no longer offers Class A shares). Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The rest of the section remains the same.